EQUITY ACCOUNTED INVESTMENTS - Ownership, Voting Interest, and Carrying Value of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 541	$ 609	$ 166
Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 130	$ 213
Business services | Bottom of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest	13.00%	28.00%
Voting interest	13.00%	28.00%
Business services | Top of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest	90.00%	90.00%
Voting interest	90.00%	90.00%
Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest		25.00%
Voting interest		60.00%
Carrying value	$ 338	$ 201
Infrastructure services | Bottom of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest	25.00%
Voting interest	25.00%
Infrastructure services | Top of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest	50.00%
Voting interest	50.00%
Industrial operations
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 73	$ 195
Industrial operations | Bottom of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest	24.00%	14.00%
Voting interest	24.00%	29.00%
Industrial operations | Top of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest	50.00%	50.00%
Voting interest	50.00%	50.00%